Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements of the Company include the financial statements of the Company and its subsidiaries, VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); and to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All significant transactions and balances between the Company and its subsidiaries, VIE and VIE’s subsidiaries have been eliminated. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

Restatement of 2022 financial statements

Restatement of 2022 financial statements

Management of the Company reviewed ASC 480 (“ASC 480”), Distinguishing Liabilities from Equity, and determined that its previously filed financial statements, had not appropriately applied the foregoing accounting guidance and has led to certain errors in the Company’s 2022 consolidated financial statements in regards to the recognition of its redeemable convertible preferred shares. The Company previously recognized the redeemable convertible preferred shares as permanent equity. The redeemable preferred shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events outside of the Company’s control, the Company should have recognized the convertible redeemable preferred shares as mezzanine equity. As a result, the Company has restated its 2022 consolidated financial statements. The effect of the correction of errors in the accompanying consolidated balance sheets and consolidated statements of income and comprehensive income is summarized below. There was no tax impact related to the correction.

	As of December 31, 2022
	As previously reported	Impact of Adjustment	As Restated
	RMB	RMB	RMB
Consolidated balance sheets:
Mezzanine equity:
Redeemable preferred shares	—	241,411	241,411
Shareholders’ equity:
Preferred shares	21	—	21
Ordinary shares	111	(70)	41
Additional paid-in capital	254,508	(241,341)	13,167
	For the Years Ended December 31, 2022
	As previously reported	Impact of Adjustment	As Restated
	RMB	RMB	RMB
Consolidated statements of income and comprehensive income:
Earnings per share:
Ordinary shares – basic	0.04	0.09	0.13
Ordinary shares – diluted	0.04	0.07	0.11

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include, but are not limited to, depreciable lives of property, equipment and software, assessment for impairment of long-lived assets, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, valuation of deferred tax assets and current expected credit loss of receivables. Actual results could differ from those estimates.

Foreign currency

Foreign currency

The Company’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company and its subsidiaries which are incorporated in Hong Kong (“HK”) is RMB. The functional currencies of the other subsidiaries are their respective local currencies. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters, (“ASC 830”).

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of income and comprehensive income.

The financial statements of the Company’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income in the consolidated statements of income and comprehensive income, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income in the consolidated statements of shareholders’ (deficit) equity.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and comprehensive income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to RMB7.2993, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Short-term investments

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments primarily include wealth management financial products with variable interest issued by commercial banks with the intention to be sold within twelve months. The Company account for short-term investments in accordance with ASC 320 and records at fair value. Interest income is reflected on the consolidated statements of income and comprehensive income.

Accounts receivable and allowance for credit losses

Accounts receivable and allowance for credit losses

Accounts receivable are stated at the historical carrying amount net of allowance for credit losses.

The Company maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for credit losses taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

On January 1, 2023, the Company adopted ASC326, Financial Instruments-Credit Losses (“ASC326”), using modified-retrospective transition approach. Following the adoption of this guidance, a cumulative-effect adjustment in accumulated deficit of nil was recognized as of January 1, 2023. Pursuant to ASC 326, an allowance for credit losses for financial assets, including accounts receivable, carried at amortized cost to present the net amount expected to be collected as of the balance sheet date. Such allowance is based on credit losses expected to arise over the life of the asset’s contractual term, which includes consideration of prepayments. Assets are written off when the Company determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date. The Company pools financial assets based on similar risk characteristics to estimate expected credit losses. The Company estimates expected credit losses on financial assets individually when those assets do not share similar risk characteristics. The Company closely monitors its accounts receivable including timely account reconciliations, detailed reviews of past due accounts, updated credit limits, and monthly analysis of the adequacy of their reserve for credit losses.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the first-in-first-out method. The Company records inventory reserves for obsolete and slow-moving inventory. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method.

Deferred IPO expenses

Deferred IPO expenses

The Company complies with the requirements of FASB ASC Topic 340-10-S99-1, “Other Assets and Deferred Costs — SEC Materials” (“ASC 340-10-S99”) and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Deferred IPO expenses consist of underwriting, legal, accounting and other professional expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. As of December 31, 2024, the Company completed its IPO. As of December 31, 2023 and 2024, the accumulated deferred IPO expenses were RMB9,171 and nil, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

Category	Estimated useful life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	5 years

Intangible assets, net

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives from 1 to 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

Category	Estimated useful life
Purchased copyright	1 – 10 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charge recognized for the years ended December 31, 2022, 2023 and 2024 was nil.

Long-term investments

Long-term investments

The Company’s long-term investments include equity investments in entities. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments — Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investments at cost and then market value. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	Other inputs that are directly or indirectly observable in the marketplace.

Level 3 —	Unobservable inputs which are supported by little or no market activity.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivables, amount due from related parties, accounts payables, amount due to related parties, accrued expenses and other liabilities excluding payroll and welfare payables. As of December 31, 2023 and 2024, the carrying values of these financial assets and liabilities approximate their fair values.

The following table summarizes the carrying values of the Company’s financial instruments that the management believes should be categorized as Level 2:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Financial assets:
Short-term investments	43,158	9,085	1,245

Revenue recognition

Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Company’s performance:

(i)	provides all of the benefits received and consumed simultaneously by the customer;
(ii)	creates and enhances an asset that the customer controls as the Company performs; or
(iii)	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date. If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Company presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Company’s right to consideration in exchange for goods and services that the Company has transferred to a customer. A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Company has a right to an amount of consideration that is unconditional, before the Company transfers a good or service to the customer, the Company presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer.

Subscription revenue from users

The Company generates subscription revenue from its catalogue of digital educational content directly provisioned to end users via its “Nami Box” platform. The Company identifies the content subscribers as its customers. The performance obligation is the provision of the digital educational content to user over the prescribed subscription period. The subscription period for the majority is twelve months or less. The subscription revenue is recognized over the period of customer’s subscription. The Company typically receives payment when the users initiate the subscription of the digital educational content.

Licensing revenues from content aggregators and distributors

The Company generates licensing revenue through partnering with content aggregators and distributors (normally they are major telecom and broadcast operators in China) whereby allowing to distribute the digital content through their platforms. For purposes of revenue recognition, management believes that the content aggregators and distributors should be identified its customers. The performance obligation is provision of digital educational content to the customers and allow them distributed via their platform over a contracted period. The Company signs master service agreements with customers that set forth a contract period, which is typically twelve months. The Company receives a statement from its customers on either a monthly or quarterly basis indicating the Company’s potential entitlement to licensing fees based on the amount of content delivered to end user subscribers of the customer. After the Company reviews and agrees to the statement sent by the customers, the Company will receive payment within the standard agreed upon terms, which typically within 15-60 days. The revenue is recognized at the point in time when the statement is mutually agreed upon by both parties.

Revenue from content sold to hardware manufacturers

The Company generates revenue by selling its content to hardware manufacturers in China whereby they are allowed to install the Company’s digital educational content on the manufacturers’ devices for sale to end users. For purposes of revenue recognition, management has identified that the hardware manufacturers as its customers. The performance obligation is to make available its catalogue of digital educational content to its customers, and allow them to install such content on devices that they manufacture. The Company signs master service agreements with its customers; these agreements typically within a two-year period. As part of the sales process, the Company typically receives purchase order for specific content from the customers, after which the Company will deliver the selected digital educational content to the customers in accordance to the purchase order. The Company typically receives payment after delivery of the digital educational content. Revenue is recognized at the point in time when control of the select digital educational content delivered to the customer. The Company provides one year after-sales service to the customers and recognizes a related warranty expense based on the Company’s historical experience rate as well as experience rates typical to the industry.

Revenue from sales of digital educational hardware devices

The Company generates revenue by selling its digital educational hardware devices, featured with the installation of the Company’s digital educational content, to hardware distributors in China, who subsequently resell the digital educational hardware devices to the end users. The Company identifies hardware distributors as its customers. The Company signs contracts with the distributors, which specifies the price, sales quantity of hardware devices and delivery schedule. The Company will deliver the selected digital educational hardware devices to the customers in accordance with the contracts. The Company typically receives part of payment in advance prior to delivery of the digital educational hardware devices and remaining payment is received after delivery of the digital educational hardware devices. The promises of digital educational hardware devices and digital educational content should be combined into a single performance obligation since they are highly interrelated. Each promise cannot separately satisfy the requirement of the end customers. Revenue is recognized at the point in time when control of the select digital educational hardware devices delivered to the customers.

Cost of revenues	Cost of revenues Cost of revenues primarily consists of staff costs, digital educational content costs, inventory cost and other direct costs of providing these services or goods.
Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising expenses, salaries and other compensation-related expenses to sales and marketing personnel and warranty expenses. The Company expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. The Company recorded advertising costs of RMB1,147, RMB2,622 and RMB7,432 (US$1,018) for the years ended December 31, 2022, 2023 and 2024, respectively.

Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred. These costs primarily consist of payroll and related expenses for personnel engaged in research and development activities.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of salaries, bonuses and benefits for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

Government subsidy

Government subsidy

Government subsidy represents cash subsidies received from the PRC government. Cash subsidies that have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business.

Income taxes

Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax, (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of income and comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Company records liabilities related to uncertain tax positions when, despite the Company’s belief that the Company’s tax return positions are supportable, the Company believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Company did not recognize uncertain tax positions as of December 31, 2023 and 2024.

Comprehensive income

Comprehensive income

The Company applies ASC 220, Comprehensive Income (“ASC 220”), with respect to reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income is defined to include all changes in equity of the Company during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income includes net income and other comprehensive income, which mainly consists of the foreign currency translation adjustment that has been excluded from the determination of net income.

Leases

Leases

As the lessee, the Company recognizes in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Company makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term.

Operating lease assets are included within operating lease right-of-use assets, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets as of December 31, 2023 and 2024.

Share-based compensation

Share-based compensation

The Company applies ASC 718 (“ASC 718”), Compensation — Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards to employees were classified as equity awards. The Company measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated revenues and gross profit when making decisions about allocating resources and assessing performance of the company. As a whole and hence, we have only one reportable segment. We do not distinguish between markets or segments for the purpose of internal reporting. As our long-lived assets are substantially located in the PRC and the revenues are mainly generated in the PRC, no geographical segments are presented.

For the operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of income and comprehensive income.

Earnings per share

Earnings per share

Net income is not allocated to other participating securities if based on their contractual terms they are not obligated to share the income. Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary equivalent shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method.

Non-controlling interests

Non-controlling interests

For the Group’s subsidiaries majority-owned by the Company’s VIE and VIE’s subsidiaries, non-controlling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Group as the controlling shareholder. Non-controlling interests on the consolidated balance sheets are resulted from the consolidating 52% equity interest in Zhongjiao Enshi. The 48% of Zhongjiao Enshi is held by third-party institute shareholders.

Statutory reserve

Statutory reserve

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from their after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical performance and the specific facts and circumstances of each matter.

Accounting pronouncements adopted

Accounting pronouncements adopted

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosures,” which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Company’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s adopted this standard as of January 1, 2024. The adoption of this ASU did not have a material significant impact on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of shareholders’ (deficit) equity or consolidated statements of cash flows.

Recent accounting pronouncements

Recent accounting pronouncements

The Company is an emerging growth company (“EGC’’) as defined by the Jumpstart Our Business Startups Act (“JOBS Act’’). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to take advantage of the extended transition periods. However, this election will not apply should the Company cease to be classified as an EGC.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income — Expense Disaggregation Disclosures”, which focuses on improving the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s balance sheets, statements of income and statements of cash flows.